Share-based Compensation - Share-based compensation expense (Detail)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Share-based compensation
Share-based compensation expense	¥ 2,257,795	$ 309,317	¥ 4,935,782	¥ 24,053,760
Sales and marketing
Share-based compensation
Share-based compensation expense	299,806	41,073	265,862	527,537
General and administrative
Share-based compensation
Share-based compensation expense	1,754,168	240,320	4,649,664	21,102,104
Research and development
Share-based compensation
Share-based compensation expense	¥ 203,821	$ 27,924	¥ 20,256	¥ 2,424,119